Dividends - Summary of Dividends paid and Proposed (Parenthetical) (Detail) - INR (₨) ₨ / shares in Units, ₨ in Millions		12 Months Ended
		Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of Dividends [line items]
Percentage of preferred share dividend rate				7.50%
Dividends Paid,Amount		₨ 91,216	₨ 14,441	₨ 105,534
Dividend Distribution Tax	[1],[2],[3],[4]			₨ 14,370
Par value of redeemable preference shares		₨ 1	₨ 1	₨ 1
Dividend one [member]
Disclosure of Dividends [line items]
Dividend per share		9.50	3.90	17.00
Dividend two [member]
Disclosure of Dividends [line items]
Dividend per share				₨ 1.85
Employee Stock Option Plan [member]
Disclosure of Dividends [line items]
Dividends Paid,Amount				₨ 255
Dividend Distribution Tax				₨ 52
Equity shares held by Vedanta Limited through ESOP trust for its stock options				14,998,802
Employee Stock Option Plan [member] | Dividend one [member]
Disclosure of Dividends [line items]
Dividend per share			₨ 3.90	₨ 17.00
Employee Stock Option Plan [member] | Dividend two [member]
Disclosure of Dividends [line items]
Dividend per share		₨ 9.50		1.85
Redeemable preference shares [member]
Disclosure of Dividends [line items]
Par value of redeemable preference shares				₨ 10

[1]	An interim dividend of ₹ 3.90 per share was declared during the year ended March 31, 2020. The right to interim dividend of ₹ 3.90 per share was waived by ESOP trust.
[2]	An interim dividend of ₹ 9.50 per share was declared during the year ended March 31, 2021.
[3]	Two interim dividends of ₹ 17.00 and ₹ 1.85 per share were declared during the year ended March 31, 2019. This includes interim dividend of ₹ 17.00 per share amounting to ₹ 255 million and dividend distribution tax of ₹ 52 million payable on 14,998,802 equity shares held by Vedanta Limited through ESOP trust for its stock options. The right to second interim dividend of ₹ 1.85 per share was waived by ESOP trust.
[4]	recognised in consolidated statements of profit or loss.